Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Property, plant and equipment

Accounting policy:

Property, plant and equipment are measured by the cost of acquisition, formation, construction or dismantling, less accumulated depreciation. Loans and borrowings costs are recorded as part of the costs of property, plant and equipment in progress, considering the weighted average rate of loans and borrowings effective on the capitalization date. Subsequent costs are capitalized only when it is probable that future economic benefits associated with the expenses will be earned by the Company.

Depreciation is recognized based on the estimated economic useful life of each asset using the straight-line method. The estimated useful life, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated, except for itens relating to rights-of-use.

The Company annually performs an impairment analysis for its cash-generating units, which include the balances of property, plant and equipment.

Gains and losses on disposal of property, plant and equipment are determined by comparing the sale value with the residual book value and are recognized in the statement of income on the date of sale under Other operating income (expense).